Comprehensive Earnings	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Comprehensive Earnings
Comprehensive Earnings
Components of other comprehensive earnings (loss), before tax, consist of the following:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Defined benefit plans:
Unrecognized loss and prior service cost arising during the period	$(13,293)	$(2,998)	$(3,054)
Less: Actuarial loss included in net earnings	(2,009)	(877)	(563)
Less: Amortization of prior service cost included in net earnings	(354)	(106)	(379)
Net change in unrecognized loss and prior service cost related to defined benefit plans	$(10,930)	$(2,015)	$(2,112)

Derivatives in cash flow hedging relationships:
Amount of gain (loss) recognized in AOCE on derivatives (effective portion)	$(28,116)	$(70,273)	$(4,288)
Less: Reclassification of loss from AOCE into earnings (effective portion)	(46,603)	(21,211)	(51,198)
Net unrecognized gain (loss) on derivatives	$18,487	$(49,062)	$46,910

Net unrealized (loss) gain on marketable securities:
Unrealized (loss) gain on marketable securities	$(1)	$228	$(127)
Less: Reclassification for gain (loss) included in net earnings	71	178	(204)
Net unrealized (loss) gain on marketable securities	$(72)	$50	$77

Accumulated other comprehensive loss, as reflected on the Consolidated Balance Sheets, is comprised of the following:

(In thousands)	December 31, 2012	December 31, 2011
Accumulated other comprehensive loss:
Net unrealized gains on marketable securities, net of tax	$1,033	$1,080
Net unrecognized losses and prior service costs related to defined benefit plans, net of tax	(13,890)	(5,840)
Net unrecognized losses on derivatives, net of tax	(30,820)	(43,719)
Foreign currency translation adjustment	(42,821)	(39,360)
	$(86,498)	$(87,839)